Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus	Mar. 01, 2026
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.11%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.11%
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.91%
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.76%
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.11%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.36%
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.11%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	2.11%
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.11%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.61%
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.91%
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.76%
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.76%)	[1]
Net Expenses (as a percentage of Assets)	0.00%
REAL ESTATE FUND | REAL ESTATE FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.16%
REAL ESTATE FUND | REAL ESTATE FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.96%
REAL ESTATE FUND | REAL ESTATE FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.81%
REAL ESTATE FUND | REAL ESTATE FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.41%
REAL ESTATE FUND | REAL ESTATE FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	2.16%
REAL ESTATE FUND | REAL ESTATE FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.66%
REAL ESTATE FUND | REAL ESTATE FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.96%
REAL ESTATE FUND | REAL ESTATE FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.81%

[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.